PREPAIDS, ADVANCES AND OTHER (Details) - Schedule of prepaids and advances - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of prepaids and advances [Abstract]
Prepaid expenses		$ 1,404		$ 281
Deposits		109		169
Other advances		1,661		2,834
Total	$ 3,790	$ 3,174	[1]	$ 3,284

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.